Note E - Fixed Assets	12 Months Ended
Dec. 31, 2015
Notes
Note E - Fixed Assets

NOTE E – FIXED ASSETS

Fixed assets consist of the following at December 31, 2015 and 2014:

	December 31, 2015	December 31, 2014

Vessels and equipment	$ 665,323	$ 610,379
Computers and peripherals	14,092	14,092
	679,415	624,471
Less: Accumulated depreciation	(355,800)	(256,769)
Fixed Assets - net	$ 323,615	$ 367,702

Depreciation expense was $99,031 and $94,488 for the years ended December 31, 2015 and 2014 respectively.